Regulatory Matters (Tables)	12 Months Ended
Sep. 30, 2012
Regulatory Matters [Abstract]
Reconciliation of GAAP Capital and Regulatory Capital [Table Text Block]

	September 30,
	2012	2011
	(In thousands)
GAAP capital:	$19,575	$19,339
Pension liability, net of deferred taxes	372	423
Unrealized (gain) loss on securities available for sale, net of deferred taxes	(483)	(441)

Tier I and tangible capital	19,464	19,321
General valuation allowance	967	822

Total Regulatory Capital	$20,431	$20,143

Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]

	Actual		For Capital Adequacy Purposes				To be Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio		Amount	Ratio
	(Dollars in thousands)
September 30, 2012:
Total capital (to risk-weighted assets)	$20,431	11.77%	$	≥ 13,886	≥	8.00%	$ ≥ 17,358	≥ 10.00%
Core (Tier 1) capital (to risk-weighted assets)	19,464	11.21		—		—	≥ 10,415	≥ 6.00
Core (Tier 1) capital (to total adjusted assets)	19,464	7.36		≥ 10,572	≥	4.00	≥ 13,215	≥ 5.00
Tangible capital (to total adjusted assets)	19,464	7.36		≥ 3,965	≥	1.50	—	—

September 30, 2011:
Total capital (to risk-weighted assets)	$20,143	15.45%	$	≥ 10,433	≥	8.00%	$≥ 13,041	≥ 10.00%
Core (Tier 1) capital (to risk-weighted assets)	19,321	14.82		—		—	≥ 7,824	≥ 6.00
Core (Tier 1) capital (to total adjusted assets)	19,321	7.65		≥ 10,107	≥	4.00	≥ 12,634	≥ 5.00
Tangible capital (to total adjusted assets)	19,321	7.65		≥ 3,790	≥	1.50	—	—